Income Taxes - Summary of Reconciliation of Income Taxes at Switzerland Statutory Rates with Reported Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
(Loss)/income from continuing operations before taxes	$ (76,412)	$ (25,899)	$ 28,240
Income from discontinuing operations before taxes	0	0	1,270,788
Total (loss)/income before taxes	$ (76,412)	$ (25,899)	$ 1,299,028
Statutory tax rate (Switzerland 2025; Canada prior years)	11.90%	27.00%	27.00%
Expected income tax expense/(recovery) at statutory tax rate	$ (9,055)	$ (6,993)	$ 350,737
Items not taxable for income tax purposes	3,688	(4,311)	(348,159)
Effect of lower tax rate in foreign jurisdiction	0	0	(162)
Foreign exchange related to the weakening of the Argentine Pesos	0	0	5,670
Change in unrecognized deferred tax assets and other	5,835	645	2,573
Total income tax expense/(recovery)	$ 468	$ (10,659)	$ 10,659